BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Property and equipment (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment
Total	$ 4,662,243	$ 4,250,471
Accumulated depreciation	4,109,010	3,412,201
Property and equipment, net	553,233	838,270
Lab equipment
Property, Plant and Equipment
Total	4,480,947	4,069,175
Vehicles
Property, Plant and Equipment
Total	56,471	56,471
Leasehold improvements
Property, Plant and Equipment
Total	$ 124,825	$ 124,825